2. Basis of Preparation and Statement of Compliance: Basis of Presentation (Policies)	12 Months Ended
Jul. 31, 2019
Policies
Basis of Presentation	Basis of Presentation The consolidated financial statements have been prepared on a historical cost basis except for financial instruments described in Note 3(c), which are measured at fair value.